FS CREDIT OPPORTUNITIES CORP. SUPPLEMENT TO THE CHARTER ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF THE TERM PREFERRED SHARES

RECITALS

WHEREAS, the board of directors (the “Directors”) of FS Credit Opportunities Corp., a Maryland corporation (the “Corporation”), is authorized pursuant to Article V of the Corporation’s charter (which, as hereafter restated or amended from time to time, is herein called the “Charter”), to issue shares of preferred stock of the Corporation in one or more classes and series, with such rights, powers, preferences and privileges as the Directors see fit, all without the approval of the stockholders of the Corporation (the “Stockholders”).

WHEREAS, the Board of Directors has authorized this Supplement to establish and fix the rights and preferences of shares of preferred stock of the Corporation, such shares to be classified as Term Preferred Shares and such Term Preferred Shares to be issued in one or more series (each such series, a “Series”); and

WHEREAS, the rights, powers, preferences and privileges of each Series of Term Preferred Shares are set forth in this Supplement, as modified, amended or supplemented in an appendix hereto (each an “Appendix” and collectively the “Appendices”) specifically relating to such Series (each such Series being referred to herein as a “Series of Term Preferred Shares,” “Term Preferred Shares of a Series,” “Term Preferred Shares of any Series” or a “Series,” and shares of all such Series being referred to herein individually as a “Term Preferred Share” and collectively as the “Term Preferred Shares”).

NOW, THEREFORE, in consideration of the foregoing, the Board of Directors does hereby supplement the Charter to authorize the issuance by the Corporation of each Series of Term Preferred Shares as hereinafter set forth.

DEFINITIONS

1.1. Definitions. Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Supplement shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.

“1940 Act Asset Coverage” means “asset coverage,” as defined in Section 18(h) of the 1940 Act of at least 200% with respect to all outstanding senior securities of the Corporation which are shares of stock for purposes of the 1940 Act, including all outstanding Term Preferred Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

“Adviser” means FS Global Advisor, LLC, or such other entity as shall be then serving as the investment adviser of the Corporation, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.

“Appendices” and “Appendix” shall have the respective meanings set forth in the Recitals of this Supplement.

“Asset Coverage” means “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of a class of senior securities of the Corporation which is stock, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.

“Asset Coverage Cure Date” means, with respect to the failure by the Corporation to maintain Asset Coverage of the Term Preferred Shares of at least 225% as of the close of business on each Business Day (as required by Section 2.4(a) of this Supplement), the date that is 10 Business Days following the close of business on such Business Day.

“Asset Coverage Redemption Price” shall have the meaning set forth in Section 2.5(b)(ii) of this Supplement.

“Board of Directors” means the Board of Directors of the Corporation or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means any day (i) other than a day on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close and (ii) on which the New York Stock Exchange is not closed.

“Bylaws” means the Bylaws of the Corporation as amended from time to time. “Charter” shall have the meaning set forth in the Recitals of this Supplement. “Code” means the Internal Revenue Code of 1986, as amended.

“Common Shares” means the Shares (as defined in the Charter) that do not have priority over any other class or series of Shares as to distributions of assets or payments of dividends.

“Common Stock” shall have the meaning set forth in Article V.

“Concentration Limit” means, with respect to the investments of the Corporation in all issuers in a consolidated group of corporations or other entities in accordance with GAAP, 5% of the Market Value of the Corporation’s assets, provided that, with respect to up to five (5) such issuers, 7% of the Market Value of the Corporation’s assets.

“Corporation” shall have the meaning set forth in the Recitals to this Supplement.

“Corrective Action” means, for the purpose of allowing the Corporation to comply with the Asset Coverage requirements set forth in Section 2.4(a) of this Supplement, (i) an Irrevocable Deposit to fund the redemption of Preferred Shares; (ii) the repayment of indebtedness of the Corporation; (iii) corrective trades involving Corporation assets; or (iv) any combination of the actions described in clauses (i) through (iii) of this definition.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Corporation as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Custodian.

“Custodian Agreement” means any Custodian Agreement by and between the Custodian and the Corporation.

“Date of Original Issue” means, with respect to any Series, the date specified as the Date of Original Issue for such Series in the Appendix hereto relating to such Series.

“Default” means a Dividend Default or a Redemption Default.

“Default Rate” means, with respect to any Series of Term Preferred Shares, the sum of the applicable Dividend Rate for such Series plus 5.00% per annum.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)  cash or any cash equivalent;

(2)  any U.S. Government Obligation;

(3)  any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, in each case, that invests principally in U.S.

Government Obligations; or

(4)  any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of banks or such other financial institutions as of the date of this Supplement (or such rating’s future equivalent).

“Dividend Default” shall have the meaning set forth in Section 2.2(g) of this Supplement.

“Dividend Payment Date” means, with respect to any Series, each of the Dividend Payment Dates for such Series of Term Preferred Shares set forth in the Appendix hereto relating to such Series.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix hereto relating to such Series.

“Dividend Rate” means, with respect to any Series and as of any date, the rate per annum specified as the Dividend Rate for such Series as of such date in the Appendix hereto relating to such Series, as adjusted (if applicable) in accordance with the provisions of Section 2.2(g) of this Supplement.

“Director” means a member of the Board of Directors.

“Directors” shall have the meaning set forth in the Recitals of this Supplement.

“Electronic Means” means email transmission, facsimile transmission, or electronic transmission (as defined in the MGCL) (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other operative method set forth in this definition).

“Equity Restriction” means, with respect to the investments of the Corporation in Equity Securities, other than Equity Securities issued by other investment companies and funds that invest primarily in securities other than Equity Securities and assets that the Corporation receives in exchange for credit instruments as part of a reorganization process, 20% of the Corporation’s net assets (plus the amount of any borrowings for investment purposes).

“Equity Securities” means common stock and securities representing equity tranches of collateralized loan obligations, and options and other derivatives thereon.

“Exchange Act” means the Securities Exchange Act of 1934, as amended.

“Financing Arrangement” shall have the meaning set forth in Section 2.5(b)(i) of this Supplement.

“Holder” means, with respect to the Term Preferred Shares of any Series or any other security issued by the Corporation, a Person in whose name such security is registered in the registration books of the Corporation maintained by the Redemption and Paying Agent or otherwise.

“Irrevocable Deposit” means, with respect to the Term Preferred Shares, the irrevocable deposit with the Redemption and Paying Agent of Deposit Securities or, with respect to other Preferred Shares, the irrevocable deposit with the paying agent for such other Preferred Shares of funds or securities (in accordance with the terms of such other Preferred Shares).

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix hereto relating to such Series.

“Market Value” of any asset of the Corporation means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Directors. The Market Value of any asset shall include any interest accrued thereon. The pricing service values portfolio securities at the quoted bid price or the yield equivalent when quotations are readily available. Securities for which market quotations are not readily available are valued at fair value as determined by the pricing service or, in the case of good faith disputes on the part of the Board of Directors as to the fair value of such securities, the Board of Directors may determine the fair value thereof in accordance with the Corporation’s valuation policies and procedures. Fair valuations will typically be provided by the pricing service using methods that include, without limitation, consideration of: yields or prices of instruments, obligations, securities or other instruments of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine recommended valuations.

“MGCL” shall have the meaning set forth in Article III.

“Moody’s” means Moody’s Investors Service, Inc. and any successor or successors thereto. “Notice of Redemption” shall have the meaning set forth in Section 2.5(d)(i) of this Supplement.

“NRSRO” means any nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Corporation.

“Optional Redemption Date” shall have the meaning set forth in Section 2.5(c)(i) of this Supplement.

“Optional Redemption Premium” means, with respect to any Series of Term Preferred Shares, the premium (expressed as a percentage of the Liquidation Preference of the Term Preferred Shares of such Series) payable by the Corporation upon the redemption of Term Preferred Shares of such Series at the option of the Corporation, as set forth in the Appendix hereto relating to such Series.

“Optional Redemption Price” shall have the meaning set forth in Section 2.5(c)(i) of this Supplement.

“Outstanding” means, as of any date with respect to Term Preferred Shares of any Series, the number of Term Preferred Shares of such Series theretofore issued by the Corporation except (without duplication):

(a) any Term Preferred Shares of such Series theretofore cancelled or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(b) any Term Preferred Shares of such Series as to which the Corporation shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent Deposit Securities with an aggregate Market Value sufficient to redeem such shares in accordance with Section 2.5 hereof;

(c) any Term Preferred Shares of such Series as to which the Corporation shall be the Holder; and

(d) any Term Preferred Shares of such Series represented by any security certificate in lieu of which any new security certificate has been executed and delivered by the Corporation.

“Person” means and includes natural persons, corporations, partnerships, limited partnerships, statutory trusts and foreign statutory trusts, trusts, limited liability companies, associations, joint ventures, estates, and any other individual or entity, whether or not a legal entity, in its own or any representative capacity, and governments and agencies and political subdivisions thereof, in each case whether domestic or foreign.

“Preferred Shares” means Shares issued by the Corporation, including the Term Preferred Shares of each Series, that have priority over the Common Shares or any other class of Shares as to distribution of assets or payments of dividends.

“Preferred Stock” shall have the meaning set forth in Article V.

“Prohibited Transferee List” shall have the meaning set forth in Section 2.18(a) of this Supplement.

“Rating Agencies” means, as of any date and in respect of a Series of Term Preferred Shares, (i) Moody’s, to the extent it maintains a rating on the Term Preferred Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.7 of this Supplement and (ii) any other NRSRO designated as a Rating Agency on such date in accordance with Section 2.7 of this Supplement. Moody’s has initially been designated as a Rating Agency for purposes of the Term Preferred Shares subject to this Supplement. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of Term Preferred Shares and such Rating Agency has been replaced by another Rating Agency in accordance with Section 2.7 of this Supplement, any references to any credit rating of the replaced Rating Agency in this Supplement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Rating Agency published credit ratings for such Series of Term Preferred Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Supplement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of Term Preferred Shares is terminated in accordance with Section 2.7 of this Supplement, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Supplement or the Appendix for such Series of Term Preferred Shares, shall be disregarded, and only the ratings of the then-designated Rating Agencies for such Series of Term Preferred Shares shall be taken into account for purposes of this Supplement and such Appendix.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, as such guidelines may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of Term Preferred Shares for so long as any Term Preferred Shares of such Series are Outstanding.

“Redemption and Paying Agent” means, with respect to any Series of Term Preferred Shares, DST System, Inc., its successors or any other redemption and paying agent appointed by the Corporation with respect to such Series.

“Redemption and Paying Agent Agreement” means, with respect to any Series, the Adoption Agreement to the Second Amended and Restated Agency Agreement and the Ancillary Agreements set forth therein by and among the Redemption and Paying Agent, the Corporation and the other entities party thereto, as the same may be amended, restated or modified from time to time, or any similar agreement between the Corporation and any other redemption and paying agent appointed by the Corporation.

“Redemption Date” shall have the meaning set forth in Section 2.5(d)(i) of this Supplement.

“Redemption Default” shall have the meaning set forth in Section 2.2(g) of this Supplement.

“Redemption Price” shall mean the Term Redemption Price, the Mandatory Redemption Price or the Optional Redemption Price, as applicable.

“SDAT” shall have the meaning set forth in Section 5.4. “Securities Act” means the Securities Act of 1933, as amended.

“Securities Depository” means The Depository Trust Company and its successors and assigns or any other securities depository selected by the Corporation that agrees to follow the procedures required to be followed by such securities depository as set forth in this Supplement with respect to the Term Preferred Shares.

“Series” and “Series of Term Preferred Shares” shall have the meanings set forth in the Recitals of this Supplement. “Series 2023-A Term Preferred Shares” shall have the meaning set forth in Article V.

“Series 2023-B Term Preferred Shares” shall have the meaning set forth in Article V. “Series 2025 Term Preferred Shares” shall have the meaning set forth in Article V. “Series 2025-2 Term Preferred Shares” shall have the meaning set forth in Article V. “Series 2026 Term Preferred Shares” shall have the meaning set forth in Article V. “Series 2027 Term Preferred Shares” shall have the meaning set forth in Article V.

“Supplement” means this Supplement to the Charter Establishing and Fixing the Rights and Preferences of the Term Preferred Shares, as it may be amended from time to time in accordance with its terms.

“Stockholders” shall have the meaning set forth in the Recitals of this Supplement.

“Term Preferred Share” and “Term Preferred Shares” shall have the meaning set forth in the Recitals of this Supplement. “Term Preferred Shares of a Series” shall have the meaning set forth in the Recitals of this Supplement.

“Term Preferred Shares of any Series” shall have the meaning set forth in the Recitals of this Supplement.

“Term Redemption Date” means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix hereto relating to such Series.

“Term Redemption Price” shall have the meaning set forth in Section 2.5(a) of this Supplement.

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Voting Period” shall have the meaning set forth in Section 2.6(b)(i) of this Supplement.

With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.2. Interpretation. The headings preceding the text of Sections included in this Supplement are for convenience only and shall not be deemed part of this Supplement or be given any effect in interpreting this Supplement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Supplement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Supplement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to such portions of this Supplement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Supplement as a whole and not to any particular Article, Section or clause of this Supplement.

TERMS APPLICABLE TO ALL SERIES OF TERM PREFERRED SHARES

Except for such changes and amendments hereto with respect to a Series of Term Preferred Shares that are specifically contemplated by the Appendix relating to such Series, each Series of Term Preferred Shares shall have the following terms:

2.1. Number of Shares; Ranking. (a) The number of authorized shares constituting any Series of Term Preferred Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional Term Preferred Shares shall be issued.

(b)  The Term Preferred Shares of each Series shall rank on a parity with Term Preferred Shares of each other Series and with shares of any other series of Preferred Shares now existing or which may be issued in the future as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation. The Term Preferred Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation over the Common Shares as set forth herein.

(c)  No Holder of Term Preferred Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any Term Preferred Shares or Common Shares or other securities of the Corporation which it may hereafter issue or sell.

2.2. Dividends and Distributions. (a) The Holders of Term Preferred Shares of a Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Directors, out of funds legally available for the payment thereof and in preference to dividends and other distributions on Common Shares, cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate in effect during such Dividend Period for such Series applied to the Liquidation Preference for such Series. Dividends and other distributions on the Term Preferred Shares of a Series shall accumulate from the Date of Original Issue with respect to such Series. Dividends payable on Term Preferred Shares of a Series in respect of any period of less than a full Dividend Period, including in connection with the first Dividend Period of such Series or upon any redemption of Term Preferred Shares of such Series, shall be computed on the basis of a 360-day year consisting of 12 30-day months and the actual number of days elapsed for any period of less than one month.

(b)  Subject to Section 2.2(a) of this Supplement, dividends on Term Preferred Shares of each Series with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Corporation at the close of business on each day in such Dividend Period and shall be paid as provided in Section 2.2(f) hereof.

(c) (i) No full dividends or other distributions shall be declared or paid on shares of a Series of Term Preferred Shares for any Dividend Period, or part thereof, or on any other Preferred Shares unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all outstanding Preferred Shares (including shares of other Series of Term Preferred Shares) ranking on a parity with such Preferred Shares have been, or contemporaneously are, declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends and other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on Term Preferred Shares of a Series and any other Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on each such series of Preferred Shares on the respective dividend payment dates for each such series. No Holders of Term Preferred Shares shall be entitled to receive any dividends and other distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and other distributions as provided in this Section 2.2(c)(i) on such Term Preferred Shares.

(ii)   For so long as any Term Preferred Shares are Outstanding, the Corporation shall not: (x) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption or redeem, purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Corporation in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Corporation shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all Term Preferred Shares and all cumulative dividends and other distributions on all other series of Preferred Shares ranking on a parity with the Term Preferred Shares, in each case due on or prior to the date of such Charter, payment, call for redemption, redemption, purchase or acquisition, as applicable, shall have been declared and paid (or shall have been declared and Deposit Securities (in the case of the Term Preferred Shares) or sufficient securities or funds (in accordance with the terms of such other Preferred Shares) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Shares) and (C) the Corporation shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.5(d)(i) hereof with respect to Outstanding Term Preferred Shares of any Series to be redeemed pursuant to Section 2.5(a) or Section 2.5(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of such Charter, payment, call for redemption, redemption, purchase or acquisition, as applicable.

(iii)  Any dividend payment made on Term Preferred Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and other distributions have not been paid.

(d)  Not later than 12:00 noon, New York City time, on the Dividend Payment Date for a Series of Term Preferred Shares, the Corporation shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions that are payable on such Dividend Payment Date in respect of such Series. The Corporation may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities so deposited prior to the Dividend Payment Date, provided that such investment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.

(e)  All Deposit Securities deposited with the Redemption and Paying Agent for the payment of dividends payable on a Series of Term Preferred Shares shall be held in trust for the payment of such dividends by the Redemption and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends pursuant to Section 2.2(f) of this Supplement. Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Corporation as soon as possible after the date on which such moneys were to have been so applied, upon request of the Corporation.

(f) Dividends on Term Preferred Shares of a Series shall be paid on each Dividend Payment Date for such Series to the Holders of shares of such Series as their names appear on the registration books of the Corporation at the close of business on the day immediately preceding such Dividend Payment Date (or, if such day is not a Business Day, the next preceding Business Day). Dividends in arrears on Term Preferred Shares of a Series for any past Dividend Period may be declared and paid at any time without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the Corporation on such date, not exceeding 15 calendar days preceding the payment date thereof, as may be fixed by the Board of Directors. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on Term Preferred Shares of any Series which may be in arrears.

(g) The Dividend Rate on a Series of Term Preferred Shares shall be adjusted to the Default Rate for any date during a Dividend Period with respect to a Series of Term Preferred Shares on which the Corporation has failed to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on (A) a Dividend Payment Date for such Series of Term Preferred Shares, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend on such Series of Term Preferred Shares payable on such Dividend Payment Date (a “Dividend Default”) and such Dividend Default has not ended as contemplated in this Section 2.2(g); or (B) an applicable Redemption Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series of Term Preferred Shares on such Redemption Date (a “Redemption Default”) and such Redemption Default has not ended as contemplated in this Section 2.2(g). A Dividend Default or a Redemption Default on a Series of Term Preferred Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an Irrevocable Deposit in an amount equal to all unpaid dividends on such Series of Term Preferred Shares or any unpaid Redemption Price on such Series of Term Preferred Shares, as applicable, shall have been made with the Redemption and Paying Agent. In the case of any Default on a Series of Term Preferred Shares, the Dividend Rate for such Series of Term Preferred Shares will be equal to the Default Rate for each calendar day on which such Default is in effect in respect thereof.

(h) Reporting of Default Rate. In the event that a Default Rate is in effect for an Outstanding Series of Term Preferred Shares, the Corporation shall, or shall request the Redemption and Paying Agent, on behalf of the Corporation, as soon as practicable (but in no event later than five (5) Business Days following the first day that such Default Rate is in effect), notify the Holders of the Term Preferred Shares of such Series on the first date on which the Default Rate was in effect by overnight delivery, by first class mail, postage prepaid or by Electronic Means, in each case reasonably designed to reach all Holders of record, of the effectiveness of the Default Rate and the date(s) on which such Default Rate was effective. In addition, following the end of a Default triggering such Default Rate, the Corporation shall, or shall request the Redemption and Paying Agent, on behalf of the Corporation, as soon as practicable (but in no event later than five (5) Business Days following the last day that such Default Rate is in effect), notify to the Holders of the Term Preferred Shares of such Series on the first date on which the Default Rate ceased to be in effect by overnight delivery, by first class mail, postage prepaid or by Electronic Means, in each case reasonably designed to reach all Holders of record, of the date on which such Default Rate ceased to be effective (as determined in accordance with Section 2.2(g) of this Supplement).

2.3. Liquidation Rights.

(a) In the event of any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the Holders of Term Preferred Shares shall be entitled to receive out of the assets of the Corporation available for distribution to Stockholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution per share equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Corporation, but without interest thereon). After the payment to the Holders of Term Preferred Shares of the full preferential amounts provided for in this Section 2.3(a), the Holders of the Term Preferred Shares shall not be entitled to any further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(b) If, upon any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the assets of the Corporation available for distribution among the Holders of all Outstanding Term Preferred Shares and any other outstanding Preferred Shares ranking on a parity with the Term Preferred Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such Term Preferred Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation, dissolution or winding up of our affairs with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such Term Preferred Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding Term Preferred Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Corporation will be made by the Corporation in respect of, the Common Shares.

(c) Neither the sale of all or substantially all of the property or business of the Corporation, nor the merger, consolidation or reorganization of the Corporation into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Corporation, shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4. Coverage Test.

(a) Asset Coverage Requirement. For so long as any Term Preferred Shares of any Series are Outstanding, the Corporation shall have Asset Coverage of at least 225% as of the close of business on each Business Day. If the Corporation shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(b) of this Supplement shall apply, which provisions to the extent complied with constitute the sole remedy for the Corporation’s failure to comply with the provisions of this Section 2.4(a).

(b) Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) of this Supplement are satisfied, (i) no Term Preferred Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) of this Supplement if, prior to or concurrently with such determination, an Irrevocable Deposit (in accordance with the terms of such Series or other Preferred Shares) sufficient to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, (ii) the Deposit Securities or such other sufficient securities or funds that shall have been so deposited with the applicable paying agent shall not be included as assets of the Corporation for purposes of such computation and (iii) the calculation of Asset Coverage shall exclude (a) the portion of the aggregate value of the Corporation’s investment in all issuers in a consolidated group of corporations or other entities exceeding the Concentration Limit at the time of purchase of any such investment and (b) the portion of the aggregate value of the Corporation’s investment in Equity Securities exceeding the Equity Restriction at the time of purchase of any Equity Securities.

(c) Monitoring of 1940 Act Asset Coverage. For so long as any Term Preferred Shares of any Series are Outstanding, the Corporation shall monitor its 1940 Act Asset Coverage on each Business Day. If at any time when the Term Preferred Shares of any Series are Outstanding the Corporation fails to comply with the 1940 Act Asset Coverage requirements, the Corporation will seek to regain compliance as soon as possible, subject to a determination by the Board of Directors.

2.5. Redemption. Each Series of Term Preferred Shares shall be subject to redemption by the Corporation as provided below:

(a)  Term Redemption. The Corporation shall redeem all Term Preferred Shares of a Series on the Term Redemption Date for such Series at a price per share equal to the Liquidation Preference for such Series plus an amount equal to all unpaid dividends and other distributions on such Term Preferred Shares accumulated from and including the Date of Original Issue to (but excluding) the Term Redemption Date for such Series (whether or not earned or declared by the Corporation, but without interest thereon (the “Term Redemption Price”) out of funds legally available for such payment and to the extent permitted by any Financing Arrangement in effect on such date).

(b)  Asset Coverage Corrective Action or Cure.

(i)  If the Corporation fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) of this Supplement as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) of this Supplement and such failure is not cured as of the close of business on the Asset Coverage Cure Date (other than as a result of the Corrective Action required by this Section 2.5(b)(i), the Corporation shall, to the extent permitted by the 1940 Act and Maryland law and pursuant to the terms and conditions of any credit agreement, loan agreement, credit facility or other agreement representing borrowings of the Corporation (a “Financing Arrangement”) that is in effect at such time, by the close of business on the Business Day next following such Asset Coverage Cure Date, (x) determine (1) the Corrective Action to be taken to cause the Corporation to regain compliance with the Asset Coverage requirement provided in Section 2.4(a) of this Supplement; and (2) the date, which date shall not be later than 15 calendar days following such Asset Coverage Cure Date, on which the Corporation shall regain compliance with the Asset Coverage requirement provided in Section 2.4(a) of this Supplement; provided that the Corporation may select a different Corrective Action to be taken following the determination in clause (x)(1) so long as the Corporation regains compliance with the Asset Coverage requirement by the date determined in clause (x)(2); and (y)(1) in the case of a Corrective Action involving an Irrevocable Deposit in connection with a redemption of Preferred Shares pursuant to this Section 2.5(b), cause such Irrevocable Deposit to be made, in each case, on or prior to the 15th calendar day following such Asset Coverage Cure Date, in accordance with the terms of the Preferred Shares to be redeemed, for the redemption of a sufficient number of Preferred Shares that would enable the Corporation to meet the requirements of Section 2.5(b)(iii) of this Supplement; (2) in the case of a Corrective Action involving a repayment of indebtedness of the Corporation, on or prior to the 15th calendar day following such Asset Coverage Cure Date, repay such indebtedness; or (3) in the case of a Corrective Action involving one or more corrective trades involving assets of the Corporation, on or prior to the 15th calendar day following such Asset Coverage Cure Date, execute such corrective trades.

(ii)  In the event that any Term Preferred Shares of a Series then Outstanding are to be redeemed pursuant to Section 2.5(b)(i) of this Supplement, the Corporation shall redeem such shares at a price per share equal to the Liquidation Preference of such Series of Term Preferred Shares plus an amount equal to all unpaid dividends and other distributions on such share of such Series of Term Preferred Shares accumulated from and including the Date of Original Issue to (but excluding) the date fixed for such redemption by the Board of Directors (whether or not earned or declared by the Corporation, but without interest thereon), subject to Section 2.5(d)(vi) of this Supplement (the “Asset Coverage Redemption Price”).

(iii)  On the Redemption Date or other applicable redemption date for a redemption contemplated by Section 2.5(b)(i) of this Supplement, the Corporation shall redeem at the Asset Coverage Redemption Price, out of funds legally available therefor and to the extent permitted by any Financing Arrangement in effect on such date, such number of Preferred Shares (which may include at the sole option of the Corporation any number or proportion of Term Preferred Shares of a Series) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Corporation having Asset Coverage on such Asset Coverage Cure Date of at least 225% (provided, however, that if there is no such minimum number of Term Preferred Shares and other Preferred Shares the redemption or retirement of which would have such result, all Term Preferred Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law and to the extent permitted by any Financing Arrangement in effect on such date. The Corporation shall deliver the Notice of Redemption (as defined below) and make an Irrevocable Deposit to redeem such Preferred Shares no later than the 30th calendar day following such Asset Coverage Cure Date, except that if the Corporation does not have funds legally available for the redemption of all of the required number of Term Preferred Shares and other Preferred Shares which have been designated to be redeemed on or prior to the 30th calendar day following such Asset Coverage Cure Date, the Corporation shall (i) deliver a Notice of Redemption and make an Irrevocable Deposit to redeem those Term Preferred Shares and other Preferred Shares for which it does have sufficient funds legally available and (ii) deliver a Notice of Redemption and make an Irrevocable Deposit to redeem those Term Preferred Shares and other Preferred Shares for which it did not have sufficient funds on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding Term Preferred Shares of a Series are to be redeemed pursuant to this Section 2.5(b), the number of Term Preferred Shares of such Series to be redeemed from the respective Holders shall be determined (A) pro rata among the Outstanding shares of such Series of Term Preferred Shares, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(b)(iii) shall be subject to any applicable procedures established by the Securities Depository.

(c)  Optional Redemption.

(i)  Subject to the provisions of Section 2.5(c)(ii) of this Supplement, the Corporation may out of funds legally available therefor and to the extent permitted by any Financing Arrangement in effect on such date at its option on any Business Day (such Business Day, an “Optional Redemption Date”) redeem in whole or from time to time in part the Outstanding Term Preferred Shares of a Series, at a redemption price per Term Preferred Share (the “Optional Redemption Price”) as set forth in the Appendix relating to such Series of Term Preferred Shares.

(ii)  If fewer than all of the outstanding Term Preferred Shares of a Series are to be redeemed pursuant to Section 2.5(c)(i) of this Supplement, the Term Preferred Shares of such Series to be redeemed shall be selected either (A) pro rata among the Holders of such Series, (B) by lot or (C) in such other manner as the Board of Directors may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(c)(ii) shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Supplement and applicable law, the Board of Directors will have the full power and authority to prescribe the terms and conditions upon which Term Preferred Shares will be redeemed pursuant to this Section 2.5(c) from time to time.

(iii)  The Corporation may not on any date deliver a Notice of Redemption pursuant to Section 2.5(d) of this Supplement in respect of a redemption contemplated to be effected pursuant to this Section 2.5(c) unless on such date the Corporation has available Deposit Securities having a Market Value not less than the amount that will be due to Holders of Term Preferred Shares by reason of the redemption of such Term Preferred Shares on the Optional Redemption Date contemplated by such Notice of Redemption.

(d)  Procedures for Redemption.

(i)  If the Corporation shall determine or be required to redeem, in whole or in part, Term Preferred Shares of a Series pursuant to Section 2.5(a), (b) or (c) of this Supplement, the Corporation shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Corporation, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption and not less than five (5) calendar days prior to the date fixed for redemption pursuant to Section 2.5(a), (b) or (c) of this Supplement in such Notice of Redemption (the “Redemption Date”). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the Series of Term Preferred Shares and number of Term Preferred Shares to be redeemed; (C) the CUSIP number for Term Preferred Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the Term Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Supplement under which such redemption is made. If fewer than all Term Preferred Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of Term Preferred Shares to be redeemed from such Holder or the method of determining such number. The Corporation may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.5(c) of this Supplement that such redemption is subject to one or more conditions precedent and that the Corporation shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii)  If the Corporation shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Corporation), the Corporation shall (A) make an Irrevocable Deposit with the Redemption and Paying Agent of Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the Term Preferred Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the Term Preferred Shares called for redemption on the Redemption Date. The Corporation may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds. Notwithstanding the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date, then such Irrevocable Deposit of Deposit Securities shall be made no later than 15 calendar days prior to the Term Redemption Date.

(iii)  Following the giving of a Notice of Redemption, upon the date of the Irrevocable Deposit of Deposit Securities in accordance with Section 2.5(d)(ii) of this Supplement, all rights of the Holders of the Term Preferred Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such Term Preferred Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends and other distributions thereon in accordance with the terms hereof up to (but excluding) the applicable date of redemption, which accumulated dividends and other distributions, unless previously declared and paid as contemplated by the last sentence of Section 2.5(d)(vi) below, shall be payable only as part of the applicable Redemption Price on the date of redemption of the Term Preferred Shares). The Corporation shall be entitled to receive, promptly after the date of redemption of the Term Preferred Shares, any Deposit Securities in excess of the aggregate Redemption Price of the Term Preferred Shares called for redemption on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the date of redemption of the Term Preferred Shares shall, to the extent permitted by law, be repaid to the Corporation, after which the Holders of the Term Preferred Shares so called for redemption shall look only to the Corporation for payment of the Redemption Price thereof. The Corporation shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.

(iv)  Notwithstanding the other provisions of this Section 2.5, except as otherwise required by law, (A) the Corporation shall not redeem any Term Preferred Shares or other series of Preferred Shares unless all accumulated and unpaid dividends and other distributions on all Outstanding Term Preferred Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Corporation) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds or securities (in accordance with the terms of such Preferred Shares) for the payment of such dividends and other distributions shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares and (B) if, as of the Redemption Date for a Series of Term Preferred Shares, any redemption required with respect to any outstanding Preferred Shares (including shares of other Series of Term Preferred Shares) ranking on a parity with such Series of Term Preferred Shares (x) shall not have been made on the redemption date therefor or is not contemporaneously made on the Redemption Date or (y) shall not have been or is not contemporaneously noticed and Deposit Securities or sufficient funds or securities (in accordance with the terms of such Term Preferred Shares or other Preferred Shares) for the payment of such redemption shall not have been or are not contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such other Term Preferred Shares or other Preferred Shares in accordance with the terms of such other Term Preferred Shares or other Preferred Shares, then any redemption required hereunder shall be made as nearly as possible on a pro rata basis with all other Preferred Shares then required to be redeemed (or in respect of which securities or funds for redemption are required to be deposited) in accordance with the terms of such Preferred Shares, and the number of shares of such Series of Term Preferred Shares to be redeemed from the respective Holders shall be determined pro rata among the Outstanding shares of such Series of Term Preferred Shares or in such other manner as the Board of Directors may determine to be fair and equitable and that is in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(d)(v) shall be subject to any applicable procedures established by the Securities Depository, and provided further, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Term Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding Term Preferred Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid or for which required redemptions have not been made.

(v)   To the extent that any redemption for which a Notice of Redemption has been provided is not made

(A) by reason of the absence of legally available funds therefor in accordance with the Charter, this Supplement and applicable law or (B) pursuant to the terms and conditions of any Financing Arrangement in effect on the date on which such redemption is scheduled, such redemption shall be made as soon as practicable to the extent such funds become available or as permitted by such Financing Arrangement. No Redemption Default shall be deemed to have occurred if the Corporation shall fail to deposit in trust with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof of no less than the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any Term Preferred Shares, dividends shall be declared and paid on such Term Preferred Shares in accordance with their terms regardless of whether Deposit Securities for the payment of the Redemption Price of such Term Preferred Shares shall have been deposited in trust with the Redemption and Paying Agent for that purpose.

(vi)  Notwithstanding anything to the contrary in this Supplement or in any Notice of Redemption, if the Corporation shall not have redeemed Term Preferred Shares on the applicable Redemption Date, the Holders of the Term Preferred Shares subject to redemption shall continue to be entitled to (a) receive dividends on such Term Preferred Shares accumulated at the Dividend Rate for the period from, and including, such Redemption Date through, but excluding, the date on which such Term Preferred Shares are actually redeemed and such dividends, to the extent accumulated, but unpaid, during such period (whether or not earned or declared but without interest thereon) shall be included in the Redemption Price for such Term Preferred Shares and (b) transfer the Term Preferred Shares prior to the date on which such Term Preferred Shares are actually redeemed, provided that all other rights of Holders of such Term Preferred Shares shall have terminated upon the date of deposit of Deposit Securities in accordance with and as provided in Sections 2.5(d)(ii) and 2.5(d)(iii) of this Supplement.

(e)  Redemption and Paying Agent as Director of Redemption Payments by Corporation. All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of Term Preferred Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of Term Preferred Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Corporation in accordance with the provisions of Section 2.5(d)(iii) above.

(f) Compliance With Applicable Law. The Corporation shall effect any redemption pursuant to this Section 2.5 in accordance with the 1940 Act and any applicable law and pursuant to the terms and conditions of any Financing Arrangement in effect as of the date of such redemption.

(g) Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Corporation may, in its sole discretion and without a Stockholder vote, modify the procedures set forth above with respect to notification of redemption for the Term Preferred Shares, provided that such modification does not materially and adversely affect the Holders of the Term Preferred Shares or cause the Corporation to violate any applicable law, rule or regulation.

2.6. Voting Rights. (a) One Vote Per Term Preferred Share. Except as otherwise provided in the Charter, this Supplement, or as otherwise required by law, (i) each Holder of Term Preferred Shares shall be entitled to one vote for each Term Preferred Share held by such Holder on each matter submitted to a vote of all Stockholders of the Corporation, and (ii) the Holders of outstanding Preferred Shares, including Term Preferred Shares, and Common Shares shall vote together as a single class; provided, however, that the Holders of outstanding Preferred Shares, including Term Preferred Shares, shall be entitled, as a class, to the exclusion of the Holders of Common Shares and all other securities of the Corporation, to elect two Directors of the Corporation at all times. Two of the existing Directors as of the Date of Original Issue of the initial Series of Term Preferred Shares issued pursuant to this Supplement shall be designated by the Directors as of that date as the initial Directors elected by the Holders of the outstanding Preferred Shares. Subject to Section 2.6(b) of this Supplement, the Holders of outstanding Common Shares and Preferred Shares, including Term Preferred Shares, voting together as a single class, shall elect the balance of the Directors.

(b)  Voting For Additional Directors.

(i)  Voting Period. During any period in which any one or more of the conditions described in clauses (A) or

(B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of Directors constituting the Board of Directors shall be automatically increased by the smallest number that, when added to the two Directors elected exclusively by the Holders of Preferred Shares, including Term Preferred Shares, would constitute a majority of the Board of Directors as so increased by such smallest number; and the Holders of Preferred Shares, including Term Preferred Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of shares of the Corporation), to elect such smallest number of additional Directors, together with the two Directors that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A)  if, at the close of business on any dividend payment date, accumulated dividends (whether or not earned or declared) on any outstanding Preferred Share, including any Term Preferred Shares, equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B)   if at any time Holders of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Directors.

A Voting Period shall terminate upon all of such conditions ceasing to exist. Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this Section 2.6(b)(i).

(ii)  Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of Preferred Shares to elect additional Directors as described in Section 2.6(b)(i) of this Supplement, the Corporation shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) by delivering in such other manner and by such other means as are specified in the terms of such Preferred Shares a notice of such special meeting to such Holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other manner or means as are described in clause (ii) above. If the Corporation fails to call such a special meeting, it may be called at the expense of the Corporation by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of Preferred Shares held during a Voting Period at which Directors are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Corporation), shall be entitled to elect the number of Directors prescribed in Section 2.6(b)(i) of this Supplement on a one-vote-per-share basis.

(iii)  Terms of Office of Existing Directors. The terms of office of the incumbent Directors of the Corporation at the time of a special meeting of Holders of Preferred Shares to elect additional Directors in accordance with Section 2.6(b)(i) of this Supplement shall not be affected by the election at such meeting by the Holders of Term Preferred Shares and such other Holders of Preferred Shares of the number of Directors that they are entitled to elect, and the Directors so elected by the Holders of Term Preferred Shares and such other Holders of Preferred Shares, together with the two (2) Directors elected by the Holders of Preferred Shares in accordance with Section 2.6(a) hereof and the remaining Directors elected by the Holders of the Common Shares and Preferred Shares, shall constitute the duly elected Directors of the Corporation.

(iv)  Terms of Office of Certain Directors to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional Directors elected by the Holders of the Preferred Shares pursuant to Section 2.6(b)(i) of this Supplement shall terminate, the remaining Directors shall constitute the Directors of the Corporation and the voting rights of the Holders of Preferred Shares to elect additional Directors pursuant to Section 2.6(b)(i) of this Supplement shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i) of this Supplement.

(c)  Holders of Term Preferred Shares to Vote on Certain Matters.

(i)  Certain Amendments Requiring Majority Approval of Term Preferred Shares. Except as otherwise permitted by the terms of this Supplement, so long as any Term Preferred Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least a majority of the Term Preferred Shares of all Series Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Charter or this Supplement whether by merger, consolidation or otherwise, so as to (1) alter or abolish any preferential right of such Term Preferred Share or (2) create, alter or abolish any right in respect of redemption of such Term Preferred Share; provided that a division, stock split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to have any of the effects set forth in clause (1) or (2) of this Section 2.6(c)(i). For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Supplement, including any Appendix hereto.

(ii)  Certain Amendments Requiring Majority Approval of Specific Series of Term Preferred Shares. Except as otherwise permitted by the terms of this Supplement, and subject to Section 2.6(c)(iii) of this Supplement, so long as any Term Preferred Shares of a Series are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least a majority of the Term Preferred Shares of such Series of Term Preferred Shares Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series of Term Preferred Shares, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power set forth in such Appendix of the Term Preferred Shares of such Series or the Holders thereof; provided that a division, stock split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to violate the foregoing clause of this Section 2.6(c)(ii). For purposes of this Section 2.6(c)(ii), no matter shall be deemed to materially and adversely affect any preference, right or power of a Term Preferred Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such Term Preferred Share or (ii) creates, alters or abolishes any right in respect of redemption of such Term Preferred Share. For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Supplement, including any Appendix hereto.

(iii)  Certain Amendments Requiring Unanimous Approval of Specific Series of Term Preferred Shares. So long as any Term Preferred Shares of a Series are Outstanding, the Corporation shall not, without the unanimous vote or consent of the Holders of such Series of Term Preferred Shares Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating such Series of Term Preferred Shares, which provisions (w) obligate the Corporation to pay the Term Redemption Price on the Term Redemption Date for a Series of Term Preferred Shares, (x) obligate the Corporation to accumulate dividends at the Dividend Rate (as set forth in this Supplement and the applicable Appendix hereto) for a Series of Term Preferred Shares; (y) obligate the Corporation to pay the Optional Redemption Premium (if any) provided for in the Appendix for such Series of Term Preferred Shares or (z) set forth the Liquidation Preference for a Series of Term Preferred Shares; provided that a division, stock split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to violate clause (w), (x), (y) or (z) of this Section 2.6(c)(iii). For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Supplement, including any Appendix hereto.

(iv)  1940 Act Matters. Unless a higher percentage is provided for in the Charter, the affirmative vote of the Holders of at least “a majority of the outstanding Preferred Shares,” including Term Preferred Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Corporation from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is defined in Section 2(a)(33) the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Corporation under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a “majority of the outstanding Preferred Shares” means the vote at an annual or special meeting duly called of (i) 67% or more of such shares present at a meeting, if the Holders of more than 50% of such shares are present or represented by proxy at such meeting, or (ii) more than 50% of such shares, whichever is less.

(d)  Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law, the Charter or this Supplement, the Holders of Term Preferred Shares shall not have any relative rights or preferences or other special rights with respect to voting such Term Preferred Shares other than those specifically set forth in this Section 2.6.

(e)  No Cumulative Voting. The Holders of Term Preferred Shares shall have no rights to cumulative voting.

(f) Voting for Directors Sole Remedy for Corporation’s Failure to Declare or Pay Dividends. In the event that the Corporation fails to pay any dividends on any Series of Term Preferred Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the Term Preferred Shares shall be the right to vote for Directors pursuant to the provisions of this Section 2.6. Nothing in this Section 2.6(f) shall be deemed to affect the obligation of the Corporation to accumulate and, if permitted by applicable law, the Charter and this Supplement, pay dividends at the Default Rate in the circumstances contemplated by Section 2.2(g) hereof.

(g) Holders Entitled to Vote. For purposes of determining any rights of the Holders of Term Preferred Shares to vote on any matter, whether such right is created by this Supplement, by the Charter, by statute or otherwise, no Holder of Term Preferred Shares shall be entitled to vote any Term Preferred Share and no Term Preferred Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or shares deemed outstanding for quorum purposes, as the case may be, the requisite Notice of Redemption with respect to such Term Preferred Share shall have been given in accordance with this Supplement and Deposit Securities for the payment of the Redemption Price of such Term Preferred Share shall have been deposited in trust with the Redemption and Paying Agent for that purpose. No Term Preferred Share held (legally or beneficially) or controlled by the Corporation shall have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

2.7. Rating Agencies. The Corporation shall use commercially reasonable efforts to cause at least one Rating Agencies to issue long-term credit ratings with respect to each Series of Term Preferred Shares for so long as such Series is Outstanding. The Corporation shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of closed-end management investment companies generally, the Corporation shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Corporation may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of Term Preferred Shares so long as either (x) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (y) the Corporation replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such NRSRO shall have at the time of such replacement (i) published a rating for the Term Preferred Shares of such Series and (ii) entered into an agreement with the Corporation to continue to publish such rating subject to such NRSRO’s customary conditions. The Corporation may also elect to designate one or more other NRSROs as Rating Agencies hereunder with respect to a Series of Term Preferred Shares by notice to the Holders of the Term Preferred Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Corporation, the Board of Directors or any Holder of Preferred Shares, including any Term Preferred Shares, or Common Shares.

2.8. Issuance of Additional Preferred Shares. So long as any Term Preferred Shares are Outstanding, the Corporation may, without the vote or consent of the Holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of senior securities of the Corporation representing stock under Section 18 of the 1940 Act ranking on a parity with Term Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Corporation, in addition to then Outstanding Series of Term Preferred Shares, and authorize, issue and sell additional shares of any such series of a class of senior securities (including any Series of Preferred Shares) then outstanding or so established and created, including additional Series of Term Preferred Shares, in each case in accordance with applicable law, provided that the Corporation shall, immediately after giving effect to the issuance of such senior securities representing stock and to its receipt and application of the proceeds thereof, including to the redemption of senior securities representing stock with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b) hereof) of at least 225%.

2.9. Valuation. With respect to portfolio investments owned by the Corporation, the Corporation shall value such portfolio investments in a manner consistent with its valuation policy, as the same may be amended, supplemented, waived or otherwise modified in a manner not prohibited by this Supplement, which shall provide for valuation of at least 80% (by Market Value) of all assets of the Corporation utilizing an independent third-party valuation or pricing service that has been approved by the Board of Directors.

2.10.  Monthly Reporting of Net Asset Value and Schedule of Investments. Within 10 Business Days after the last Business Day of any calendar month, the Corporation shall furnish to the Holders of Term Preferred Shares, beneficial owners of Term Preferred Shares and, upon request by a Holder of Term Preferred Shares and approval by the Corporation (which approval shall not be unreasonably withheld, conditioned or delayed), prospective investors in Term Preferred Shares: (a) management’s unaudited estimate of the Corporation’s net asset value; and (b) the Corporation’s unaudited Consolidated Schedule of Investments, in each case, as of the close of business on the last Business Day of such calendar month. To the extent the materials provided pursuant to this Section 2.10 are not otherwise publicly available, the Corporation may satisfy its obligation to make such materials available by granting access to a website on which such materials are posted and the Corporation may make such website subject to (i) customary terms and conditions with respect to the use and disclosure of such information and (ii) password or other login protection so long as the Corporation provides any password or other login information to any person that is a Holder of Term Preferred Shares, beneficial owner of Term Preferred Shares or, upon request by a Holder of Term Preferred Shares and approval by the Corporation (which approval shall not be unreasonably withheld, conditioned or delayed), prospective investors in Term Preferred Shares.

2.11. Status of Redeemed or Repurchased Term Preferred Shares. Term Preferred Shares that at any time have been redeemed or purchased by the Corporation shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.

2.12.  Global Shares. Unless the Board of Directors determines otherwise, the Term Preferred Shares will be issued in book-entry form as global securities. Such global securities will be deposited with, or on behalf of, the Depository Trust Company and registered in the name of Cede & Co., its nominee. Beneficial interests in the global securities will be held only through the Depositary Trust Company and any of its participants.

2.13.  Notice. All notices or communications hereunder, unless otherwise specified in this Supplement, shall be sufficiently given if in writing and delivered in person, by telecopier, by other Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.13 shall be deemed given on the date received. Notices given by Electronic Means to the Redemption and Paying Agent and the Custodian shall be sent by such means to their representatives set forth in the Redemption and Paying Agent Agreement and the Custodian Agreement, respectively.

2.14.  Termination. In the event that no Term Preferred Shares of a Series are Outstanding, all rights and preferences of the Term Preferred Shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Corporation under this Supplement with respect to such Series shall terminate, other than in respect of the payment of and the right to receive the Redemption Price in accordance with Section 2.5 of this Supplement.

2.15.  Appendices. The designation of each Series of Term Preferred Shares shall be set forth in an Appendix to this Supplement. The Board of Directors may, by resolution duly adopted, without Stockholder approval (except as otherwise provided by this Supplement or required by applicable law) (1) amend the Appendix to this Supplement relating to a Series so as to reflect any amendments to the terms applicable to such Series, including an increase in the number of authorized shares of such Series and (2) add additional Series of Term Preferred Shares by including a new Appendix to this Supplement relating to such Series.

2.16.  Actions on Other than Business Days. Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in this Supplement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.17.  Modification. To the extent permitted by applicable law and subject to the provisions of Section 2.6(c) of this Supplement, the Board of Directors, without the vote of the Holders of Term Preferred Shares, may interpret, supplement or amend the provisions of this Supplement or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Corporation.

2.18.  Transfers.

(a) A Holder of any Term Preferred Shares of any Series may sell, transfer or otherwise dispose of Term Preferred Shares only in whole shares and only to Persons that such Holder reasonably believes are “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision. The restrictions on transfer contained in this Section 2.18(a) shall not apply to any Term Preferred Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such Term Preferred Shares, in each case unless the proposed transferee is included on a list on a password-protected website made available to Holders of the Term Preferred Shares (the “Prohibited Transferee List”). Any modification, amendment or addition to the Prohibited Transferee List shall be subject to the same approval requirements as a modification or amendment to this Supplement, including the provisions of Section 2.6(c) of this Supplement.

(b) If at any time the Corporation is not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Corporation shall furnish, or cause to be furnished, to Holders of Term Preferred Shares and prospective purchasers of Term Preferred Shares, upon request, information with respect to the Corporation satisfying the requirements of subsection (d)(4) of Rule 144A.

2.19.  Agreed Tax Treatment. The Corporation shall, and each Holder of any Term Preferred Shares, by virtue of acquiring Term Preferred Shares, shall be deemed to have agreed to, treat the Term Preferred Shares as equity in the Corporation for U.S. federal, state and local income and other tax purposes, applicable state law and the 1940 Act, provided that, for the avoidance of doubt, the Corporation and any Holder may treat the Term Preferred Shares as other than equity for purposes of financial reporting in accordance with generally accepted accounting principles.

2.20.  Other. This Supplement is being entered into pursuant to Section 6.2 of the Charter and shall be considered part of the governing instrument of the Corporation. As provided in such Section of the Charter, to the extent the provisions set forth in this Supplement conflict with the provisions of the Charter with respect to any such rights, powers and privileges of the Term Preferred Shares, this Supplement shall control. Except as contemplated by the immediately preceding sentence, the Term Preferred Shares, and the Holders thereof, shall otherwise be subject to, bound by and entitled to the benefits of the Charter and its provisions relating to Shares and Stockholders. In connection with the entering into of this Supplement and with respect to all matters related in any way to this Supplement, the Directors shall be entitled to all of the benefits, rights, protections, indemnities, limitations of liability and other provisions of the Charter.